Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash	$ 44	$ 38	$ 4,947
Total Current Assets	44	38	4,947
Equipment, net of accumulated depreciation of $126	181	256
TOTAL ASSETS	225	294	4,947
Current Liabilities
Accounts payable and accrued liabilities	751,388	475,480	251,282
Shareholders’ notes payable	49,000	49,000	73,000
Accrued interest payable	10,639	7,759	2,619
Total Liabilities	1,082,755	1,069,357	469,622
Stockholders’ Deficit:
Preferred stock, $0.0001 par value; 40,000,000 shares authorized; Series F preferred stock - 3,000,000 shares designated, 0 issued and outstanding at September 30, 2023 and December 31, 2022
Common stock, $0.0001 par value; 80,000,000 shares authorized; 17,588,811 shares issued and outstanding at September 30, 2023 and 17,272,116 shares issued and outstanding at December 31, 2022	1,814	1,783	1,423
Additional paid in capital	9,483,215	7,947,460	4,638,218
Accumulated deficit	(10,567,559)	(9,018,306)	(5,104,316)
Total Stockholders’ Deficit	(1,082,530)	(1,069,063)	(464,675)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	225	294	4,947
Affiliated Entity [Member]
Current Liabilities
Due to related parties		427,933	142,721
Related Party [Member]
Current Liabilities
Due to related parties	270,827	109,185
Sanovas Ophthalmology LLC [Member]
Current Liabilities
Due to related parties	$ 901	$ 427,933	$ 142,721